Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues
Sales	$ 50,522	$ 0	$ 0	$ 64,172	$ 0	$ 39,800
Cost of sales	23,035	0	0	31,785	0	47,887
Gross profit	27,487	0	0	32,387	0	(8,087)
Expenses
Demo Parts	707	0	0	936	0	34,393
Bank service charges	93	110	82	359	190	648
Office expenses	8,184	1,361	100	15,643	2,189	17,090
Organization costs	4,367	1,460	1,000	12,587	3,735	23,808
Insurance	5,772	0	0	11,480		8,372
Professional	357,919	113,999	7,162	500,913	140,819	1,416,527
Travel	1,674	6,326	282	4,016	8,055	22,158
Patent License Fee	0	0		41,076	0
Total Expenses	378,716	123,256	8,626	587,010	154,988	1,522,996
Other Income (Expenses):
Interest expense	(78,603)	(12)	0	(135,041)	(12)	(12)
Total Other Income (Expense)	(78,603)	(12)	0	(135,041)	(12)	(12)
Net (loss) Before Income Taxes	(429,832)	(123,268)	(8,626)	(689,664)	(155,000)	(1,531,095)
Income Tax Benefit (Expense)	0	0	0	0	0	0
Net (Loss)	$ (429,832)	$ (123,268)	$ (8,626)	$ (689,664)	$ (155,000)	$ (1,531,095)
Loss per common share	$ (0.0106)	$ (0.0036)	$ (.0003)	$ (0.0170)	$ (0.0045)	$ (.0422)
Weighted average number of shares outstanding - Basic and Diluted	40,633,327	34,687,243	31,768,822	40,569,515	34,451,477	36,241,821